Borrowings	3 Months Ended
Mar. 31, 2026
Borrowings [Abstract]
BORROWINGS
10.	BORROWINGS

	Annual Interest		As of December 31,	As of March 31,
	Rate	Maturity	2025	2026
Short-term borrowings			(Audited)	(Unaudited)
Huaxia Bank Co., Ltd. Shanghai Branch(i)	3.00%-3.45%	September to November, 2026	$12,870	$13,048
China Merchants Bank Shanghai Damuqiao Branch(i)	3.25%	September, 2026	8,580	8,698
Bank of Communications Shanghai Putuo Branch(i)	4.44%	January to February, 2027	7,150	7,248
Industrial Bank Co., LTD. Shanghai Pudong branch(i)	3.50%-4.50%	June to December, 2026	5,005	5,074
China Minsheng Bank Co., LTD. Shanghai branch	2.95%	July, 2026	4,147	4,204
Bank of Nanjing North Bund Branch(i)	4.50%	March, 2027	2,860	2,899
ICBC Shanghai Zhang Jiang high tech Park Branch(i)	3.90%	December, 2026	2,860	2,899
Xiamen International Bank Shanghai Jinqiao Branch(i)	4.90%	June to September, 2026	2,860	2,899
Bank of Ningbo Co., LTD. Shanghai Lianyang branch(i)	4.00%	June, 2026	2,860	2,899
Bank of Jiangsu Co., LTD. Songjiang branch(i)	3.5%-3.70%	January to March, 2027	2,860	4,349
Agricultural Bank of China Co., LTD. Shanghai Xuhui branch(ii)	2.80%-2.82%	August to December, 2026	2,860	2,899
China CITIC Bank Shanghai Pudian Road Branch(i)	4.00%	June, 2026	2,831	2,870
Bank of China Limited Shanghai Zhabei branch(i)	4.10%	June to July, 2026	2,788	2,827
China Construction Bank Shanghai Jing'an Branch(i)	3.00%	April to June, 2026	2,717	2,754
Bank of Nanjing North Bund Branch(ii)	3.50%-4.50%	March, 2027	2,145	1,450
Shanghai Rural Commercial Bank Co., Ltd. Huangpu Branch(i)	3.95%	May to June, 2026	2,145	2,175
Bank of Beijing Shanghai Branch(i)	3.00%	September, 2026	1,430	1,450
China Minsheng Bank Co., LTD. Shanghai branch(i)	2.95%	July, 2026	1,430	1,450
Bank of Beijing Shanghai Branch(ii)	3.00%-3.10%	September 2026 to March 2027	1,430	1,450
Bank of Beijing Shanghai Branch	3.00%	December, 2026	1,430	1,450
Bank of China Limited Shanghai Zhabei branch(ii)	2.60%	September to November, 2026	1,430	1,450
Huangpu Branch of Bank of Shanghai(i)	3.50%	March, 2027	1,430	1,450
Agricultural Bank of China Co., LTD. Shanghai Minhang branch(ii)	2.75%	November, 2026	1,430	1,450
Guangfa Bank Co., LTD. Shanghai branch(ii)	3.45%	July, 2026	1,430	1,450
China CITIC Bank Shanghai Pudian Road Branch	4.00%	June, 2026	1,416	1,290
Total short-term borrowings			$80,394	$82,082
Long-term borrowing, current
Wenzhou Bank Co., Ltd. Shanghai Putuo Branch(i)	4.99%	August, 2026	$71	$36
Long-term borrowing, non-current
Wenzhou Bank Co., Ltd. Shanghai Putuo Branch(i)	4.99%	October, 2028	1,358	1,377
Total long-term borrowing			$1,429	$1,413

As of December 31, 2025 and March 31, 2026, the bank borrowings were for working capital and capital expenditure purposes borrowings consisted of the following:

(i)	As of December 31, 2025 and March 31, 2026, the bank borrowings of $64,105 and $66,402 were guaranteed by SunCar Online, one of subsidiaries of the Group.

(ii)	As of December 31, 2025 and March 31, 2026, the bank borrowings of $10,725 and $10,149 were guaranteed by Shengda Automobile, one of subsidiaries of the Group.